Transactions and Balances with Interested and Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Commission paid to former controlling shareholder			$ 429
Subcontracted work and consulting	660	666	588
Share-Based payments to service provider	43	112
Total	$ 703	$ 778	$ 1,017